Financial Risk and Fair Value Disclosures - Reconciliation for Fair Value Measurement in Level 3 Fair Value Hierarchy (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 TWD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 TWD ($)
Disclosure of fair value measurement of assets [line items]
Beginning balance	$ 524,645,583
Ending balance	546,576,832	$ 17,850,321	$ 524,645,583
Level 3 [member] | Financial assets at fair value through profit or loss [member]
Disclosure of fair value measurement of assets [line items]
Beginning balance	10,726,873		9,864,160
Recognized in profit (loss)	(1,216,735)		(13,041)
Recognized in other comprehensive income (loss)	0		0
Acquisition	1,353,205		1,303,056
Disposal	(117,737)		(546,783)
Return of capital	(37,730)		(26,672)
Transfer out of Level 3	(461,403)		(326,577)
Exchange effect	4,612		472,730
Ending balance	10,251,085		10,726,873
Level 3 [member] | Financial assets at fair value through profit or loss [member] | Common stock [member]
Disclosure of fair value measurement of assets [line items]
Beginning balance	3,198,808		3,584,326
Recognized in profit (loss)	(312,149)		(150,786)
Recognized in other comprehensive income (loss)	0		0
Acquisition	610,153		192,258
Disposal	0		(186,579)
Return of capital	(1,384)		0
Transfer out of Level 3	(461,403)		(326,577)
Exchange effect	2,230		86,166
Ending balance	3,036,255		3,198,808
Level 3 [member] | Financial assets at fair value through profit or loss [member] | Preferred stocks [member]
Disclosure of fair value measurement of assets [line items]
Beginning balance	2,865,258		2,580,246
Recognized in profit (loss)	(277,994)		(328,602)
Recognized in other comprehensive income (loss)	0		0
Acquisition	294,046		485,256
Disposal	(89,997)		(15,782)
Return of capital	0		0
Transfer out of Level 3	0		0
Exchange effect	(4,679)		144,140
Ending balance	2,786,634		2,865,258
Level 3 [member] | Financial assets at fair value through profit or loss [member] | Funds [member]
Disclosure of fair value measurement of assets [line items]
Beginning balance	4,626,333		3,464,652
Recognized in profit (loss)	(617,764)		519,572
Recognized in other comprehensive income (loss)	0		0
Acquisition	294,245		625,542
Disposal	0		(194,572)
Return of capital	(36,346)		(26,672)
Transfer out of Level 3	0		0
Exchange effect	8,428		237,811
Ending balance	4,274,896		4,626,333
Level 3 [member] | Financial assets at fair value through profit or loss [member] | Convertible bonds [member]
Disclosure of fair value measurement of assets [line items]
Beginning balance	36,474		234,936
Recognized in profit (loss)	(8,828)		(53,225)
Recognized in other comprehensive income (loss)	0		0
Acquisition	0		0
Disposal	(27,740)		(149,850)
Return of capital	0		0
Transfer out of Level 3	0		0
Exchange effect	94		4,613
Ending balance	0		36,474
Level 3 [member] | Financial assets at fair value through profit or loss [member] | Others [Member]
Disclosure of fair value measurement of assets [line items]
Recognized in profit (loss)	0
Recognized in other comprehensive income (loss)	0
Acquisition	154,761
Disposal	0
Return of capital	0
Transfer out of Level 3	0
Exchange effect	(1,461)
Ending balance	153,300
Level 3 [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of fair value measurement of assets [line items]
Beginning balance	3,610,267		2,503,462
Recognized in profit (loss)	0		0
Recognized in other comprehensive income (loss)	(372,879)		1,106,805
Acquisition	0		0
Disposal	0		0
Return of capital	0		0
Transfer out of Level 3	0		0
Exchange effect	0		0
Ending balance	3,237,388		3,610,267
Level 3 [member] | Financial assets at fair value through other comprehensive income [member] | Common stock [member]
Disclosure of fair value measurement of assets [line items]
Beginning balance	3,427,720		2,351,603
Recognized in profit (loss)	0		0
Recognized in other comprehensive income (loss)	(365,395)		1,076,117
Acquisition	0		0
Disposal	0		0
Return of capital	0		0
Transfer out of Level 3	0		0
Exchange effect	0		0
Ending balance	3,062,325		3,427,720
Level 3 [member] | Financial assets at fair value through other comprehensive income [member] | Preferred stocks [member]
Disclosure of fair value measurement of assets [line items]
Beginning balance	182,547		151,859
Recognized in profit (loss)	0		0
Recognized in other comprehensive income (loss)	(7,484)		30,688
Acquisition	0		0
Disposal	0		0
Return of capital	0		0
Transfer out of Level 3	0		0
Exchange effect	0		0
Ending balance	$ 175,063		$ 182,547